Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report
for the month of July 2007

Collection Period Start	31-Jul-07	Distribution Date	15-Aug-07
Collection Period End	31-Jul-07	30/360 Day	15
Beg. of Interest Period	31-Jul-07	Actual/360 Days	15
End of Interest Period	15-Aug-07

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,197,889,471.05	1,197,889,471.05	1,174,722,690.86	0.9806603
Total Securities		1,197,889,471.05	1,197,889,471.05	1,174,722,690.86	0.9806603
Class A-1 Notes	5.330380%	150,000,000.00	150,000,000.00	126,833,219.81	0.8455548
Class A-2 Notes	5.200000%	375,000,000.00	375,000,000.00	375,000,000.00	1.0000000
Class A-3 Notes	5.200000%	200,000,000.00	200,000,000.00	200,000,000.00	1.0000000
Class A-4 Notes	5.390000%	365,079,000.00	365,079,000.00	365,079,000.00	1.0000000
Certificates	0.000000%	107,810,471.05	107,810,471.05	107,810,471.05	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	23,166,780.19	333,148.75	154.4452013	2.2209917
Class A-2 Notes	0.00	812,500.00	0.0000000	2.1666667
Class A-3 Notes	0.00	433,333.33	0.0000000	2.1666667
Class A-4 Notes	0.00	819,906.59	0.0000000	2.2458333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	23,166,780.19	2,398,888.67

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	16,263,334.18
Monthly Interest	6,190,754.87
Total Monthly Payments	22,454,089.05

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	2,343,740.93
Aggregate Sales Proceeds Advance	227,159.34
Total Advances	2,570,900.27

Vehicle Disposition Proceeds:
Reallocation Payments	372,724.08
Repurchase Payments	111,946.78
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	4,140,393.61
Excess Wear and Tear and Excess Mileage	1,208.89
Remaining Payoffs	0.00
Net Insurance Proceeds	656,585.71
Residual Value Surplus	12,580.01
Total Collections	30,320,428.40

Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report
for the month of July 2007

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	54,392	1,394,349,712.66	9.20000%	1,197,889,471.05
Total Depreciation Received		(18,567,387.97)		(13,364,087.95)
Principal Amount of Gross Losses	(66)	(1,591,351.81)		(1,377,566.17)
Repurchase / Reallocation	(5)	(131,591.81)		(111,946.78)
Early Terminations	(10)	(253,232.10)		(221,464.51)
Scheduled Terminations	(366)	(9,104,493.91)		(8,091,714.78)
Pool Balance - End of Period	53,945	1,364,701,655.06	9.20000%	1,174,722,690.86

III. DISTRIBUTIONS

Total Collections					30,320,428.40
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					30,320,428.40

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					0.00
3. Reimbursement of Sales Proceeds Advance					0.00
4. Servicing Fee:
Servicing Fee Due					998,241.23
Servicing Fee Paid					998,241.23
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					998,241.23

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					333,148.75

Class A-1 Notes Monthly Interest Paid					333,148.75
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					812,500.00

Class A-2 Notes Monthly Interest Paid					812,500.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					433,333.33

Class A-3 Notes Monthly Interest Paid					433,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report
for the month of July 2007

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	819,906.59

Class A-4 Notes Monthly Interest Paid	819,906.59
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	2,398,888.67
Total Note and Certificate Monthly Interest Paid	2,398,888.67
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	26,923,298.50

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	23,166,780.19

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	23,166,780.19
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,756,518.31

Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report
for the month of July 2007

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		0.00
Required Reserve Account Amount		26,952,513.10
Beginning Reserve Account Balance		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		0.00
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,756,518.31
Gross Reserve Account Balance		3,756,518.31
Remaining Available Collections Released to Seller		0.00
Ending Reserve Account Balance		3,756,518.31

V. POOL STATISTICS

Weighted Average Remaining Maturity		27.75
Monthly Prepayment Speed		107%
Lifetime Prepayment Speed		107%

	$	units
Recoveries of Defaulted and Casualty Receivables	727,081.46
Securitization Value of Defaulted Receivables and Casualty Receivables	1,377,566.17	66
Aggregate Defaulted and Casualty Gain (Loss)	(650,484.71)
Pool Balance at Beginning of Collection Period	1,197,889,471.05
Net Loss Ratio	-0.0543%

Cumulative Net Losses for all Periods	0.0543%	650,484.71

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	8,528,903.24	396
61-90 Days Delinquent	38,092.75	2
91-120+ Days Delinquent	16,330.17	1
Total Delinquent Receivables:	8,583,326.16	399
60+ Days Delinquencies as Percentage of Receivables	0.00%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	153,003.37	8
Securitization Value	170,970.93
Aggregate Residual Gain (Loss)	(17,967.56)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	153,003.37	8
Cumulative Securitization Value	170,970.93
Cumulative Residual Gain (Loss)	(17,967.56)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		0.00
Reimbursement of Outstanding Advance		0.00
Additional Advances for current period		227,159.34
Ending Balance of Residual Advance		227,159.34

Beginning Balance of Payment Advance		0.00
Reimbursement of Outstanding Payment Advance		0.00
Additional Payment Advances for current period		2,343,740.93
Ending Balance of Payment Advance		2,343,740.93

Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report
for the month of July 2007

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?
No

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	No

5. Has there been any material additions, removals, substitutions or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	No